Related Party Transaction (Details) - USD ($)			12 Months Ended
	Jul. 20, 2021	Feb. 02, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 18, 2021
Related Party Transaction (Details) [Line Items]
Monthly rent paid			$ 4,103
Rental payment			24,615	$ 49,230
Expenses paid			300,000
Loan extension agreement, description		On February 2, 2021, a loan extension agreement was entered by Mr. Yat-Gai Au and Regencell Bioscience Limited, pursuant to which Mr. Yat-Gai Au agreed to provide up to $3 million in the form of loans or to make payments on behalf of the Company during the period from January 1, 2021 to June 30, 2022 to support its operations and research activities for the period from January 1, 2021 through June 30, 2022 and to further extend the maturity date of the existing loans from June 30, 2021 to December 31, 2022.
Principal amount					$ 3,250,000
Ordinary shares (in Shares)	342,105
Ordinary price (in Dollars per share)	$ 9.5
Ipo proceeds			431,969
Mr. Chung [Member]
Related Party Transaction (Details) [Line Items]
Outstanding shareholder loans				28,806
Mr. Au [Member]
Related Party Transaction (Details) [Line Items]
Outstanding shareholder loans			2,994	4,775
Mr. Lee [Member]
Related Party Transaction (Details) [Line Items]
Outstanding shareholder loans			2,094
Regeneration Company Limited [Member]
Related Party Transaction (Details) [Line Items]
Outstanding shareholder loans			10,561
Mr. Yat-Gai Au [Member]
Related Party Transaction (Details) [Line Items]
Convertible loans outstanding					$ 3,250,000
Founder [Member]
Related Party Transaction (Details) [Line Items]
Outstanding shareholder loans
CEO [Member]
Related Party Transaction (Details) [Line Items]
Outstanding shareholder loans				3,680,000
Ace United International Limited [Member]
Related Party Transaction (Details) [Line Items]
Rent incurred balance due				$ 49,231